Note 4 - Cost of Construction and Constructed Assets (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Asset under Construction [Member]
Depreciation, Total	$ 139	$ 133	$ 274	$ 269